Mortgage Banking Activities, Amortized Mortgage Servicing Rights (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Changes in amortized MSRs
Amortization	$ (258,000,000)	$ (254,000,000)	$ (254,000,000)
Amortized [Member]
Changes in amortized MSRs
Balance, beginning of year	1,242,000,000	1,229,000,000	1,160,000,000
Purchases	144,000,000	157,000,000	176,000,000
Servicing from securitizations or asset transfers	180,000,000	110,000,000	147,000,000
Amortization	(258,000,000)	(254,000,000)	(254,000,000)
Balance, end of year	1,308,000,000	1,242,000,000	1,229,000,000
Fair value of amortized MSRs:
Beginning of year	1,637,000,000	1,575,000,000	1,400,000,000
End of year	1,680,000,000	1,637,000,000	1,575,000,000
Commercial mortgage servicing [Member] | Amortized [Member]
Mortgage Banking Activities Textual [Abstract]
Valuation allowance	$ 0	$ 0	$ 0